                                                     PROSPECTUS -AUGUST 29, 2000

ACTIVE ASSETS
                                                       INSTITUTIONAL MONEY TRUST
                                                             PREMIER MONEY TRUST

                                                 TWO SEPARATE MONEY MARKET FUNDS
                               OFFERED EXCLUSIVELY TO PARTICIPANTS IN THE ACTIVE
     ASSETS-Registered Trademark- OR BUSINESSCAPE-SM- FINANCIAL SERVICE PROGRAMS

                                         FOR INFORMATION ON THE ACTIVE ASSETS OR
                                   BUSINESSCAPE FINANCIAL SERVICE PROGRAMS, READ
                            THE CLIENT ACCOUNT AGREEMENT FOR EACH PROGRAM AND/OR
                    CALL (800) 869-3326 OR (212) 392-5000 (FOR THE ACTIVE ASSETS
                      PROGRAM) OR (800) 355-3086 (FOR THE BUSINESSCAPE PROGRAM).

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this PROSPECTUS. Any representation to the contrary is a criminal offense.

CONTENTS

Eligible Investors/Overview        .............................                   1

The Funds
Active Assets Institutional
Money Trust                        Investment Objectives... ....                   2
                                   Principal Investment
                                   Strategies...................                   2
                                   Principal Risks..............                   2
                                   Fees and Expenses............                   3
Active Assets Premier
Money Trust                        Investment Objectives... ....                   5
                                   Principal Investment
                                   Strategies...................                   5
                                   Principal Risks..............                   5
                                   Fees and Expenses............                   6

Fund Management.................................................                   8

Shareholder Information            Pricing Fund Shares..........                   9
                                   How Are Fund Investments
                                   Made?........................                   9
                                   How Are Fund Shares Sold?....                  10
                                   Distributions................                  12
                                   Tax Consequences.............                  12

Financial Highlights............................................                  14

                                   THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION
                                   ABOUT THE FUNDS. PLEASE READ IT CAREFULLY AND
                                   KEEP IT FOR FUTURE REFERENCE.

ELIGIBLE INVESTORS/OVERVIEW

           Active Assets Institutional Money Trust and Active Assets Premier Money Trust (each, a "Fund") are two separate money market funds offered exclusively to participants in the Active
           Assets-Registered Trademark- or BusinesScape-SM- financial service programs offered by Dean Witter Reynolds Inc. (the "Financial Service Programs"). (Dean Witter Reynolds Inc. is affiliated with Morgan Stanley Dean Witter Advisors Inc., the Funds' Investment Manager.)

           Participants in the Financial Service Programs are offered a Dean Witter brokerage account that is linked to the Funds, as well as to Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust (four other money market funds participating in the Financial Service Programs), a debit card, a checking account and, in the case of the Active Assets program, a federally insured bank account. In addition, participants in the BusinesScape program may have access to a commercial line of credit.

           The annual fee presently charged for participating in the Active Assets program ($80 for individuals and $100 for businesses) or the BusinesScape program ($150) is currently waived for investors in the Funds. At any time, Dean Witter Reynolds Inc. may change the annual fee charged and the services provided under the Financial Service Programs. For details on the Financial Service Programs, please read the client account agreement for each program.

           The minimum investment amount for Active Assets Institutional Money Trust is $10,000,000.

           The minimum investment amount for Active Assets Premier Money Trust is $5,000,000.

[Sidebar]
MONEY MARKET
A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.
YIELD
THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.
[End Sidebar]

THE FUNDS

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

[ICON]  INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
           The Fund is a money market fund that seeks high current income, preservation of capital and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
           The Fund invests in high quality, short-term debt obligations. In selecting investments, the Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

                            The Fund's investments include the following money market securities:

                                     -      Commercial paper;

                                     -      Corporate obligations;

                                     -      Debt obligations of U.S.-regulated banks and instruments
                                            secured by those obligations (including certificates of
                                            deposit);

                                     -      Certificates of deposit of savings banks and savings and
                                            loan associations;

                                     -      Debt obligations issued or guaranteed as to principal and
                                            interest by the U.S. government, its agencies or
                                            instrumentalities;

                                     -      Repurchase agreements (which may be viewed as a type of
                                            secured lending by the Fund); and

                                     -      Foreign bank obligations.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------

           There is no assurance that the Fund will achieve its investment objectives.

           Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL PERIOD ENDED JUNE 30, 2000.
[End Sidebar]
           CREDIT AND INTEREST RATE RISKS. Principal risks of investing in the Fund are associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

           The Investment Manager actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

           FOREIGN MONEY MARKET SECURITIES. The Fund may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Fund will invest in these securities only if the Investment Manager determines they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges or distribution and service (12b-1) fees.

 ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------
 Management Fee                                             0.04%
--------------------------------------------------------------------
 Distribution and service (12b-1) fees                      0.00%
--------------------------------------------------------------------
 Other expenses                                             0.16%
--------------------------------------------------------------------
 Total annual Fund operating expenses(1)                    0.20%
--------------------------------------------------------------------

(1)                     THE FEES AND EXPENSES DISCLOSED ABOVE REFLECT THAT THE
                        INVESTMENT MANAGER HAS AGREED UNDER ITS INVESTMENT
                        MANAGEMENT AGREEMENT WITH THE FUND TO ASSUME THE FUND'S
                        OPERATING EXPENSES (EXCEPT FOR BROKERAGE FEES) TO THE EXTENT
                        SUCH OPERATING EXPENSES EXCEED ON AN ANNUALIZED BASIS 0.20%
                        OF THE AVERAGE DAILY NET ASSETS OF THE FUND. IF THE FUND HAD
                        BORNE ALL OF ITS EXPENSES THAT WERE ASSUMED OR WAIVED BY THE
                        INVESTMENT MANAGER, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE
                        BEEN AS FOLLOWS: (i) MANAGEMENT FEE: 0.15%;
                        (ii) DISTRIBUTION AND SERVICE (12b-1) FEE: 0.00%;
                        (iii) OTHER EXPENSES: 0.16%; AND (iv) TOTAL ANNUAL FUND
                        OPERATING EXPENSES: 0.31%.

           EXAMPLE
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

                                     1 YEAR           3 YEARS
                                     -------------------------
                                        $20             $64
                                     -------------------------

           The Fund commenced operations on February 15, 2000 and as of the date of this PROSPECTUS did not have a full calendar year of performance to report.

[Sidebar]
MONEY MARKET
A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.
YIELD
THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.
[End Sidebar]

ACTIVE ASSETS PREMIER MONEY TRUST

[ICON]  INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------

           The Fund is a money market fund that seeks high current income, preservation of capital and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
           The Fund invests in high quality, short-term debt obligations. In selecting investments, the Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

                            The Fund's investments include the following money market securities:

                                     -      Commercial paper;
                                     -      Corporate obligations;
                                     -      Debt obligations of U.S.-regulated banks and instruments
                                            secured by those obligations (including certificates of
                                            deposit);
                                     -      Certificates of deposit of savings banks and savings and
                                            loan associations;
                                     -      Debt obligations issued or guaranteed as to principal and
                                            interest by the U.S. government, its agencies or
                                            instrumentalities;
                                     -      Repurchase agreements (which may be viewed as a type of
                                            secured lending by the Fund); and
                                     -      Foreign bank obligations.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------

           There is no assurance that the Fund will achieve its investment objectives.

           Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL PERIOD ENDED JUNE 30, 2000.
[End Sidebar]
           CREDIT AND INTEREST RATE RISKS. Principal risks of investing in the Fund are associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

           The Investment Manager actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

           FOREIGN MONEY MARKET SECURITIES. The Fund may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Fund will invest in these securities only if the Investment Manager determines they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges or distribution and service (12b-1) fees.

 ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------
 Management Fee                                             0.01%
--------------------------------------------------------------------
 Distribution and service (12b-1) fees                      0.00%
--------------------------------------------------------------------
 Other expenses                                             0.29%
--------------------------------------------------------------------
 Total annual Fund operating expenses(1)                    0.30%
--------------------------------------------------------------------

(1)                     THE FEES AND EXPENSES DISCLOSED ABOVE REFLECT THAT THE
                        INVESTMENT MANAGER HAS AGREED UNDER ITS INVESTMENT
                        MANAGEMENT AGREEMENT WITH THE FUND TO ASSUME THE FUND'S
                        OPERATING EXPENSES (EXCEPT FOR BROKERAGE FEES) TO THE EXTENT
                        SUCH OPERATING EXPENSES EXCEED ON AN ANNUALIZED BASIS 0.30%
                        OF THE AVERAGE DAILY NET ASSETS OF THE FUND. IF THE FUND HAD
                        BORNE ALL OF ITS EXPENSES THAT WERE ASSUMED OR WAIVED BY THE
                        INVESTMENT MANAGER, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE
                        BEEN AS FOLLOWS: (i) MANAGEMENT FEE: 0.25%;
                        (ii) DISTRIBUTION AND SERVICE (12b-1) FEE: 0.00%;
                        (iii) OTHER EXPENSES: 0.29%; AND (iv) TOTAL ANNUAL FUND
                        OPERATING EXPENSES: 0.54%.

           EXAMPLE
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

                                     1 YEAR           3 YEARS
                                     -------------------------
                                        $31             $96
                                     -------------------------

           The Fund commenced operations on February 15, 2000 and as of the date of this PROSPECTUS did not have a full calendar year of performance to report.

[Sidebar]
MORGAN STANLEY DEAN WITTER ADVISORS INC.
THE INVESTMENT MANAGER IS WIDELY RECOGNIZED AS A LEADER IN THE MUTUAL FUND INDUSTRY AND TOGETHER WITH MORGAN STANLEY DEAN WITTER SERVICES COMPANY INC., ITS WHOLLY-OWNED SUBSIDIARY, HAD APPROXIMATELY $150 BILLION IN ASSETS UNDER MANAGEMENT AS OF JULY 31, 2000.
[End Sidebar]

FUND MANAGEMENT

           Each Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.

                            Each Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager, calculated by applying the following annual rates to the net assets of the Fund:

                                                                 INVESTMENT MANAGEMENT FEE
                                                                (AS A PERCENT OF THE FUND'S
FUND                                                             AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------
 Active Assets Institutional Money Trust                             0.15%
--------------------------------------------------------------------------------------------
 Active Assets Premier Money Trust                                   0.25%
--------------------------------------------------------------------------------------------

The Investment Manager has agreed under each respective Investment Management Agreement to assume Fund operating expenses (except for brokerage fees) to the extent that such operating expenses exceed 0.20% of the average daily net assets for Active Assets Institutional Money Trust and 0.30% of the average daily net assets for Active Assets Premier Money Trust, which may reduce the investment management fee below 0.15% and 0.25%, respectively, of the Funds' average daily net assets. For example, in the case of Active Assets Premier Money Trust, if "other expenses" are estimated to be 0.06% of the Fund's average daily net assets, then the investment management fee rate paid by the Fund would equal 0.24% of the Fund's average daily net assets. If in the future "other expenses" decline to 0.05% of the Fund's average daily net assets, the investment management fee paid by the Fund would equal 0.25% of the Fund's average daily net assets.

[Sidebar]
CONTACTING A FINANCIAL ADVISOR
IF YOU ARE NEW TO THE
MORGAN STANLEY DEAN
WITTER FAMILY OF FUNDS AND
WOULD LIKE TO CONTACT A
FINANCIAL ADVISOR, CALL
(877) 937-MSDW (TOLL-FREE)
FOR THE TELEPHONE NUMBER OF
THE MORGAN STANLEY DEAN
WITTER OFFICE NEAREST YOU.
YOU MAY ALSO ACCESS OUR OFFICE LOCATOR ON OUR INTERNET SITE AT:
www.msdw.com/individual/funds
[End Sidebar]

SHAREHOLDER INFORMATION

[ICON]  PRICING FUND SHARES
--------------------------------------------------------------------------------
           The price of each Fund's shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces.

           The net asset value per share of each Fund is determined once daily at 12:00 noon Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 12:00 noon, at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

[ICON]  HOW ARE FUND INVESTMENTS MADE?
--------------------------------------------------------------------------------

           Cash balances in your Financial Service Program account (through the Active Assets program or the BusinesScape program) that are not invested in securities will be automatically invested in shares of the Fund of your choice on each day that the New York Stock Exchange is open for business. You may select any fund offered for investment to Financial Service Program participants, including the Funds and Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust. In each case, please read the respective fund's prospectus carefully prior to making an investment decision. Alternatively, if you are a participant in the Active Assets program, you may choose to have your cash balances deposited in a federally insured bank account designated by Dean Witter Reynolds Inc. rather than invested in a fund. You may change your investment selection at any time by notifying your Morgan Stanley Dean Witter Financial Advisor. Upon selecting a different fund, your shares held in the previously designated fund will automatically be sold and reinvested in shares of the newly selected fund.

           WIRING MONEY TO YOUR ACCOUNT

           To purchase Fund shares by wiring federal funds to your account, contact your Morgan Stanley Dean Witter Financial Advisor. If your wire is received prior to 12:00 noon Eastern time, your money will be invested in shares of the selected Fund on that day at the Fund's share price calculated on that day.

           AUTOMATIC PURCHASES

           Your account will be reviewed on each business day to determine whether the account has a cash balance as a result of any credits accrued that day. Credits to your account may arise, for example, from sales of securities or from direct cash payments into the account. Debits to your account may arise from purchases of securities, margin calls, other account charges (including, in the case of your BusinesScape account, any principal and/or interest owed on your commercial line of credit, if applicable), debit card purchases, cash advances or withdrawals, and any checks written against the account. The cash balance, reduced by any debits to your account incurred that day, will be used to purchase shares of your selected Fund on the next business day at the Fund's share price calculated on that next day. However, if you make a cash payment into your account (by check) after your Financial Advisor's deadline for processing checks has passed, then investment in the Fund may not occur until the second business day after the payment is made (at the share price calculated on that day).

           ALL PURCHASES

           You begin earning dividends the same day your Fund shares are purchased.

[ICON]  HOW ARE FUND SHARES SOLD?
--------------------------------------------------------------------------------

           VOLUNTARY SALES

           If you wish to sell all or some of your Fund shares, you may do so by:

           (a) instructing your Morgan Stanley Dean Witter Financial Advisor to wire transfer federal funds to your bank;

           (b) writing a check against your account in an amount equal to the value of shares you wish to sell (there may be fees imposed for writing these checks); or

           (c) obtaining cash using your debit card (there may be fees imposed and certain limitations on withdrawals).

           Once you have taken any of these steps, your sale will normally be processed on that same day at the Fund's share price calculated that day. If you submit a wire instruction to sell shares before 12:00 noon Eastern time, you will receive payment of your sale proceeds on that day. If you submit your instruction after that time, your shares will be sold on the next business day and you will receive the proceeds from the sale on that next day. If you seek to sell Fund shares by writing a check against your account, Fund shares will not be sold until the day on which the check is presented for payment. Prior to selling any Fund shares through any of the above methods you should call your Morgan Stanley Dean Witter Financial Advisor or the applicable information number appearing on the cover of this PROSPECTUS to determine the value of Fund shares you own. If there is an insufficient value of Fund shares to cover your account withdrawals, then Dean Witter Reynolds Inc. may take the authorized steps described in your client account agreement. If you seek to sell shares by wire instruction, the amount covered in the instruction may not exceed the value of Fund shares you hold less any debits accrued to your account; otherwise, the wire instruction will be refused and you will need to resubmit the instruction for a lesser amount.

           AUTOMATIC SALES

           NEGATIVE BALANCES IN YOUR ACCOUNT. Your account will be reviewed on each business day to determine whether the account has a negative balance as a result of debits incurred on that day. Of course, the negative balance will be reduced by any credits accrued to the account on that day. On the same day, a sufficient number of your Fund shares will automatically be sold to equal the value of the negative balance. The sale price of the Fund's shares will be the share price calculated on that day. If the value of your Fund shares is insufficient to equal the negative balance, Dean Witter Reynolds Inc. is authorized to take the actions described in your client account agreement, including, if you are eligible, applying a margin loan to your account or accessing your line of credit, as applicable, to cover outstanding debits.

           In addition, if Dean Witter Reynolds Inc. exercises its right to terminate the Financial Service Program you are invested in, then all of your Fund shares will be sold.

           INSUFFICIENT INVESTMENT AMOUNTS. If your investment in a Fund falls below the Fund's minimum investment requirement, your Fund shares will be sold and the proceeds will be reinvested as follows:

                IF THE VALUE OF YOUR INVESTMENT IS LESS THAN                    YOUR PROCEEDS WILL BE INVESTED IN
                -------------------------------------------------------------------------------------------------
                 $10 million but at least $5 million                            Active Assets Premier Money Trust
                -------------------------------------------------------------------------------------------------
                 $5 million                                                     Active Assets Money Trust
                -------------------------------------------------------------------------------------------------

           You should be aware that Active Assets Money Trust is subject to higher annual expenses than either Fund. In addition, if your investment is reinvested in shares of Active Assets Money Trust, you will lose one or more day's dividend because of the timing difference between the way the funds earn dividends. Please consult Active Assets Money Trust's prospectus for more details.

           The value of your investment will be tracked on a 30-day rolling average basis. In the event the value of your investment does not meet the minimum investment requirement for your Fund, we will provide you notice that allows you 30 days to increase your investment amount to satisfy the Fund's minimum investment requirement. A pattern of frequent notices may result in the Fund, in its discretion, automatically selling your shares, even if you meet the minimum investment requirement at the time of such sale. However, your shares will not be sold unless you had previously received a notice alerting you that the next time the value of your shares falls below your Fund's investment minimum (based on a 30-day rolling average basis) your shares will automatically be sold.

           ALL SALES

           You will not earn a dividend on the day your shares are sold.

           Payment for Fund shares sold may be postponed or the right to have Fund shares sold may be suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

[ICON]  DISTRIBUTIONS
--------------------------------------------------------------------------------

           Each Fund passes substantially all of its earnings along to its investors as "distributions." Each Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions." The Investment Manager does not anticipate that there will be significant capital gain distributions.

           Each Fund declares income dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net investment income to shareholders of record as of 12:00 noon Eastern time the same day (or, on days when the New York Stock Exchange closes early, at such earlier time). Dividends are reinvested automatically in additional shares of the respective Fund (rounded to the last 1/100 of a share). Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least once in December.

[ICON]  TAX CONSEQUENCES
--------------------------------------------------------------------------------
           As with any investment, you should consider how your investment in a Fund will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

           Your distributions are normally subject to federal and state income tax when they are paid. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in a Fund.

           Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

           When you open your Fund account, you should provide your social security or tax identification number. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and sale proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the commencement of operations. Certain information reflects financial results for a single Fund share throughout the period. The total return in the table represents the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions.)

This information has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with the Fund's financial statements, is available upon request.

                                                                  FOR THE PERIOD FEBRUARY 15, 2000*
                                                                        THROUGH JUNE 30, 2000
---------------------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                          $  1.00
---------------------------------------------------------------------------------------------------
 Net income from investment operations                                           0.023
---------------------------------------------------------------------------------------------------
 Less dividends from net investment income                                      (0.023)
---------------------------------------------------------------------------------------------------
 Net asset value, end of period.                                               $  1.00
---------------------------------------------------------------------------------------------------

 TOTAL RETURN                                                                     2.31%(1)
---------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------
 Expenses                                                                         0.20%(2)(3)
---------------------------------------------------------------------------------------------------
 Net investment income                                                            6.12%(2)(3)
---------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands.                                     $813,428
---------------------------------------------------------------------------------------------------

* Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the
    Investment Manager, the annualized expense and net investment income ratios would have been 0.31% and 6.01%, respectively for the period ended June 30,
    2000.

 14
                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS PREMIER MONEY TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the commencement of operations. Certain information reflects financial results for a single Fund share throughout the period. The total return in the table represents the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions.)

This information has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with the Fund's financial statements, is available upon request.

                                                                  FOR THE PERIOD FEBRUARY 15, 2000*
                                                                        THROUGH JUNE 30, 2000
---------------------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                          $  1.00
---------------------------------------------------------------------------------------------------
 Net income from investment operations                                           0.023
---------------------------------------------------------------------------------------------------
 Less dividends from net investment income                                      (0.023)
---------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                $  1.00
---------------------------------------------------------------------------------------------------

 TOTAL RETURN                                                                     2.29%(1)
---------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------
 Expenses                                                                         0.30%(2)(3)
---------------------------------------------------------------------------------------------------
 Net investment income                                                            6.02%(2)(3)
---------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                                      $215,942
---------------------------------------------------------------------------------------------------

* Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the
    Investment Manager, the annualized expense and net investment income ratios would have been 0.54% and 5.78%, respectively for the period ended June 30,
    2000.

                                                                              15
                       ACTIVE ASSETS PREMIER MONEY TRUST

NOTES

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 16

NOTES

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                                                                              17

                                                    PROSPECTUS - AUGUST 29, 2000

Additional information about the Funds' investments is available in the Funds' ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS (the current annual report is included in this PROSPECTUS). The Funds' STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Funds. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Funds, or to make shareholder inquiries, please call:

                                 (800) 869-NEWS

You also may obtain information about the Funds by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:
                         www.msdw.com/individual/funds
Information about the Funds (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.
ACTIVE ASSETS
                                                       INSTITUTIONAL MONEY TRUST
                                                             PREMIER MONEY TRUST

                                                       TWO SEPARATE MONEY MARKET
                                                    FUNDS OFFERED EXCLUSIVELY TO
                                                      PARTICIPANTS IN THE ACTIVE
                                ASSETS-Registered Trademark- OR BUSINESSCAPE-SM-
                                                      FINANCIAL SERVICE PROGRAMS
                                                                       CLF#37854

(ACTIVE ASSETS INSTITUTIONAL MONEY TRUST'S INVESTMENT COMPANY ACT FILE NO. IS 811-9713)
(ACTIVE ASSETS PREMIER MONEY TRUST'S INVESTMENT COMPANY ACT FILE NO. IS
811-9711)